Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
Balances Measured at Fair Value
The following tables show the fair values of certain of our financial instruments:

	March 31, 2018
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$179,706	$179,706	$—	$—
Restricted cash	25,794	25,794	—	—
Investment available for sale	16,454	—	—	16,454

Liabilities
Contingent payments	$2,813	$—	$—	$2,813

	December 31, 2017
(In thousands)	Balance	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$203,104	$203,104	$—	$—
Restricted cash	24,175	24,175	—	—
Investment available for sale	17,752	—	—	17,752

Liabilities
Contingent payments	$2,887	$—	$—	$2,887

Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables summarize the changes in fair value of the Company's Level 3 assets and liabilities:

	Three Months Ended
	March 31, 2018		March 31, 2017
	Assets	Liability	Assets	Liability
(In thousands)	Investment Available for Sale	Contingent Payments	Investment Available for Sale	Contingent Payments
Balance at beginning of reporting period	$17,752	$(2,887)	$17,259	$(3,038)
Total gains (losses) (realized or unrealized):
Included in interest income (expense)	36	(62)	35	(129)
Included in other comprehensive income (loss)	(1,334)	—	571	—
Included in other items, net	—	(82)	—	(391)
Purchases, sales, issuances and settlements:
Settlements	—	218	—	210
Balance at end of reporting period	$16,454	$(2,813)	$17,865	$(3,348)

We are exposed to valuation risk on our Level 3 financial instruments. We estimate our risk exposure using a sensitivity analysis of potential changes in the significant unobservable inputs of our fair value measurements. Our Level 3 financial instruments are most susceptible to valuation risk caused by changes in the discount rate. If the discount in our fair value measurements increased or decreased by 100 basis points, the change would not cause the value of our fair value measurements to change significantly.

Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
The following tables provide the fair value measurement information about our long-term debt:

	March 31, 2018
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Bank credit facility	$1,536,251	$1,512,309	$1,543,774	Level 2
6.875% senior notes due 2023	750,000	740,983	791,250	Level 1
6.375% senior notes due 2026	750,000	739,458	780,000	Level 1
Other	454	454	454	Level 3
Total debt	$3,036,705	$2,993,204	$3,115,478

	December 31, 2017
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Bank credit facility	$1,621,054	$1,595,703	$1,625,178	Level 2
6.875% senior notes due 2023	750,000	740,545	798,750	Level 1
6.375% senior notes due 2026	750,000	739,128	810,000	Level 1
Other	504	504	504	Level 3
Total debt	$3,121,558	$3,075,880	$3,234,432
Balances Disclosed at Fair Value
The following tables provide the fair value measurement information about our obligation under minimum assessment agreements and other financial instruments:

	March 31, 2018
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$31,232	$25,271	$30,729	Level 3

	December 31, 2017
(In thousands)	Outstanding Face Amount	Carrying Value	Estimated Fair Value	Fair Value Hierarchy
Liabilities
Obligation under assessment arrangements	$31,729	$25,602	$26,999	Level 3